Investment Strategy	Apr. 30, 2026
Texas Capital Texas Equity Index ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by investing at least 80% of its assets (exclusive of collateral held from securities lending) in securities included in its underlying index, in depositary receipts representing securities included in its underlying index and in underlying stocks in respect of depositary receipts included in its underlying index.

The Fund is an exchange-traded fund (“ETF”) that employs a passive management or indexing investment approach designed to track the total return performance, before fees and expenses, of the Index.

Texas Capital Bank Wealth Management Services, Inc., doing business as Texas Capital Bank Private Wealth Advisors (“Texas Capital” or “Adviser”) believes that companies headquartered in Texas enjoy certain economic, regulatory, taxation, workforce and other benefits relative to companies headquartered in other states. In the Adviser’s view, the strong business environment in the State of Texas is demonstrated by, among other things, its infrastructure spending and resources, relatively low cost of conducting business, export data, and third-party rankings and recognitions.

In addition, the Texas economy is large and diverse. Key business sectors in Texas include advanced manufacturing; aerospace, aviation & defense; biotechnology & life sciences; corporate services; energy; and information technology. To represent the economic diversity of the State of Texas, the Index will use sector weightings corresponding to the industry contributions to the State of Texas Gross Domestic Product (“GDP”) as reported for the private sector by the U.S. Bureau of Economic Analysis. Within each sector allocation, the Index will use market-capitalization weightings to represent the public companies headquartered in the State of Texas operating within the identified sector. The Adviser believes that the Fund offers a cost-effective opportunity to invest directly in companies that benefit from the economic environment in Texas.

The Fund seeks to invest in the Index components in approximately the same weighting that such components have within the Index at the applicable time. The Fund may purchase a sample of securities in its Index. There may also be instances in which the Adviser may choose to underweight or overweight a security in the Fund’s Index, purchase securities not in the Fund’s Index that the Adviser believes are appropriate to substitute for certain securities in such Index or utilize various combinations of other available investment techniques.

The Fund may concentrate its investments (i.e., hold more than 25% of its assets) in a particular industry or group of industries to the extent that the Index is concentrated. The degree to which components of the Index represent certain sectors or industries may change over time.

INFORMATION ABOUT THE INDEX

The Texas Capital Texas Equity Index is a diversified, float-adjusted sector and market-capitalization weighted index designed to reflect the performance of stocks in companies that are headquartered in Texas, as reflected in relevant federal and state regulatory filings. The Index will exclude companies whose market capitalization, float, trading volume, transferability restrictions or other impediments could diminish portfolio performance. As of March 31, 2026, the market capitalization of companies within the Index ranged from approximately $345 million to $1.416 trillion. The Index is the intellectual property of Texas Capital. The creation, construction and maintenance of the Index is provided by Syntax (“Index Provider”), a separate company with separate personnel that is unaffiliated with Texas Capital. As of March 31, 2026, the key business sectors that are included in the Index include energy; industrials; consumer discretionary; and real estate.

Construction of the Index starts with an initial universe of the publicly traded U.S. equity securities issuers that are headquartered in Texas and are listed on either the New York Stock Exchange, the Nasdaq Stock Market (each, an “Eligible U.S. Exchange”) or both, and that meet the following criteria:

●	The listed entity files a US-entity SEC form (e.g., Form 10-K, Form 10-Q, Form S-1) and its most recent SEC filing designates the headquarters of the listed entity as Texas.

●	The listed entity’s financials as reported in its accounting statements are denominated in US Dollars (“USD”).

●	The listed entity is a corporation, where a real estate investment trust (“REIT”) qualifies as a corporation.

●	The listed shares are common stock.

●	Trades of the listed shares are denominated in USD.

●	Payments of the listed shares’ cash dividends are denominated in USD.

The composition of Index is then further defined by the following parameters:

Minimum Average Daily Trading Volume (“ADTV”)	The issuer must have a minimum ADTV of $3 million over the trailing 90-day period.
Minimum Market Capitalization	The issuer must have a minimum market capitalization of $250 million. Market Capitalization is based on the total value of all of an issuer’s shares of stock.
Minimum Free Float Market Capitalization	The issuer also must have a minimum free float market capitalization of $250 million. The difference between market capitalization and free float market capitalization is that market capitalization considers the total number of an issuer’s outstanding shares while the free float market capitalization considers only those shares that are actually available to the general public for trading.
Weighting	The weighting of issuers in the Index will be determined based on free float capitalization and will be neutral to sector weightings under the North American Industry Classification System (“NAICS”)(1) corresponding to the industry contributions to the State of Texas GDP as reported for the private sector by the U.S. Bureau of Economic Analysis. The minimum single security weight in the Index will be 0.05%. The maximum single security weight will be 10%.
Reconstitution and Rebalancing	The Index will be reconstituted and rebalanced quarterly, with index composition and related weight adjustments taken as necessary following extraordinary events (such as delisting, bankruptcy, mergers or takeovers of index components, stock splits, consolidations, or other corporate actions).

(1)	The NAICS is the standard used by Federal statistical agencies in classifying business establishments for the purpose of collecting, analyzing, and publishing statistical data related to the U.S. business economy. NAICS uses a production-oriented conceptual framework to group establishments into industries based on the activity in which they are primarily engaged. NAICS uses a six-digit hierarchical coding system to classify all economic activity into twenty industry sectors, five of which are primarily goods-producing sectors and fifteen are entirely services-providing sectors.

As of March 31, 2026, the Index included 220 publicly listed, Texas-headquartered companies. It is designed to exclude companies whose market capitalization, float, trading volume, transferability restrictions or other impediments could diminish portfolio performance. The rules and methodologies of the Index are set forth in the Syntax Texas Capital Texas Equity Index Methodology.

Texas Capital Texas Oil Index ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by investing at least 80% of its assets (exclusive of collateral held from securities lending) in securities included in its underlying index, in depositary receipts representing securities included in its underlying index and in underlying stocks in respect of depositary receipts included in its underlying index.

The Fund is an exchange-traded fund (“ETF”) that employs a passive management or indexing investment approach designed to track the total return performance, before fees and expenses, of the Index.

The Fund seeks to invest in the Index components in approximately the same weighting that such components have within the Index at the applicable time. The Fund may purchase a sample of securities in its Index. There may also be instances in which the Adviser may choose to underweight or overweight a security in the Fund’s Index, purchase securities not in the Fund’s Index that the Adviser believes are appropriate to substitute for certain securities in such Index or utilize various combinations of other available investment techniques.

The Fund may concentrate its investments (i.e., hold more than 25% of its assets) in a particular industry or group of industries to the extent that the Index is concentrated. The degree to which components of the Index represent certain sectors or industries may change over time. The Index and the Fund are concentrated in the oil and gas industries.

THE FUND IS NON‑DIVERSIFIED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED, AND MAY INVEST A LARGER PERCENTAGE OF ITS ASSETS IN FEWER ISSUERS THAN DIVERSIFIED FUNDS.

INFORMATION ABOUT THE INDEX

The Index is an economic-value weighted index providing exposure to companies that extract oil and gas within Texas. Each company in the Index must be a publicly traded constituent of the S-Network Developed World Equity 5000 Index and responsible for more than 0.1% of the annual state oil and gas production of Texas over the past 10 years based on data published by the Texas Railroad Commission. The creation, construction and maintenance of the Index is provided by VettaFi, LLC (“Index Provider”), a separate company with separate personnel that is unaffiliated with Texas Capital. As of March 31, 2026, the Index included 26 companies with the market capitalization ranging from approximately $320 million to $706 billion.

The composition of the Index is then further defined by the following parameters:

Weighting	The weighting of issuers in the Index will be determined based on the “aggregated economic value” of oil and gas production in Texas relative to the value within the Index and subject to the requirements applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended (the “Code”). A company’s aggregated economic value of oil and gas produced in Texas is calculated by aggregating the oil and gas production of the company and multiplying it by the average oil and gas futures prices from the last day of February in the current and previous year. The maximum single security weight will be 10%.
Reconstitution and Rebalancing	The Index will be reconstituted annually and rebalanced quarterly, with index composition and related weight adjustments taken as necessary following extraordinary events (such as delisting, bankruptcy, mergers or takeovers of index components, stock splits, consolidations, or other corporate actions).

Texas Capital Government Money Market Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Principal Investments

The Fund is a money market fund and seeks to maintain a stable price of $1.00 per share. To do this, the Fund invests in a diversified portfolio of high quality, U.S. government money market instruments and in related repurchase agreements.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The Fund has adopted a policy to invest 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities) in order to qualify as a “government money market fund” under federal regulations. By operating as a government money market fund, the Fund is exempt from requirements that permit the imposition of a liquidity fee. Many U.S. government money market instruments pay income that is generally exempt from state and local income tax, although they may be subject to corporate franchise tax in some states. In addition, under normal circumstances, the Fund invests at least 80% of its net assets in U.S. government securities, including government securities subject to repurchase agreements.

The Fund may invest a significant percentage of its assets in repurchase agreements. Repurchase agreements are transactions in which the Fund purchases government securities and simultaneously commits to resell them to the same counterparty at a future time and at a price reflecting a market rate of interest.

Income from repurchase agreements may not be exempt from state and local income taxation. Repurchase agreements often offer a higher yield than investments directly in government securities.

Management Process

Texas Capital Bank Wealth Management Services, Inc., doing business as Texas Capital Bank Private Wealth Advisors, acts as the Fund’s investment adviser. As investment adviser, the Adviser makes the Fund’s investment decisions. The Adviser selects money market instruments for the Fund based on its assessment of relative values and changes in market and economic conditions.

The Adviser considers safety of principal and liquidity in selecting securities for the Fund and thus may not buy securities that pay the highest yield.

Texas Capital Government Money Market ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Principal Investments

The Fund seeks to achieve its investment objective by investing at least 80% of its assets in a diversified portfolio of high quality, U.S. government money market instruments, including U.S. government money market instruments subject to repurchase agreements under normal circumstances.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The Fund has adopted a policy to invest 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities) in order to qualify as a “government money market fund” under federal regulations. Many U.S. government money market instruments pay income that is generally exempt from state and local income tax, although they may be subject to corporate franchise tax in some states.

Although the Fund will seek to qualify as a “government money market fund”, it will not seek to maintain a stable net asset value (“NAV”) per Share using the amortized cost method of valuation. Instead, the Fund will calculate its NAV per Share based on the market value of its investments. In addition, unlike a traditional money market fund, the Fund operates as an exchange traded fund (“ETF”). As an ETF, the Fund’s Shares will be traded on the Exchange and will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the Exchange. You could lose money by investing in the Fund. Because the Share price and NAV of the Fund will fluctuate, when Shares are sold on the Exchange (or redeemed, in the case of an authorized participant or “AP”), they may be worth more or less than what was originally paid for them.

The Fund may invest a significant percentage of its assets in repurchase agreements. Repurchase agreements are transactions in which the Fund purchases government securities and simultaneously commits to resell them to the same counterparty at a future time and at a price reflecting a market rate of interest. The Fund expects to invest initially in overnight repurchase agreements. However, in the future, the Fund may invest in repurchase agreements with longer maturities.

Income from repurchase agreements may not be exempt from state and local income taxation. Repurchase agreements often offer a higher yield than investments directly in government securities.

Management Process

Texas Capital Bank Wealth Management Services, Inc., doing business as Texas Capital Bank Private Wealth Advisors, acts as the Fund’s investment adviser. As investment adviser, the Adviser makes the Fund’s investment decisions. The Adviser selects money market instruments for the Fund based on its assessment of relative values and changes in market and economic conditions.

The Adviser considers safety of principal and liquidity in selecting securities for the Fund and thus may not buy securities that pay the highest yield.